Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021 USD ($)
Decrease Increase [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Loan receivable	$ 204,441
Prepaid expenses and other current assets	(204,441)
Reclassified [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Loan receivable	204,441
Prepaid expenses and other current assets	156,111
Previously reported [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses and other current assets	$ 360,552